Schedule of Convertible Loan Outstanding Interest Payable (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 09, 2020	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Short-term Debt [Line Items]
Accretion expense				$ 118,388	$ 118,388	$ 107,258		$ 370,397			$ 359,267	$ 734,589
Loss on loan extinguishment	$ 23,376	$ 23,376				1,056,296			$ 335,467	$ 23,376
Convertible Loan Payable [Member]
Short-term Debt [Line Items]
Balance, December 31, 2019				1,600,000	1,600,000	1,744,327		1,815,500		1,815,500	1,744,327
Accretion expense								$ 75,093		75,093	146,266	734,589
Loss on loan extinguishment					(1,600,000)					9,407	9,407
Partial extinguishment										(300,000)	(300,000)
Loan extinguishment										(1,600,000)
Balance, December 31, 2020 and September 30, 2021						$ 1,815,500					$ 1,600,000	$ 1,744,327